Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 782,675	$ 833,520	$ 557,319
Promissory note receivable		0	1,000,000
Prepaid expenses and other current assets	41,766	43,470	19,629
Total current assets	824,441	876,990	1,576,948
Long-term assets:
Property and equipment, net		0	322
Other Assets		0	10,062
Total long-term assets		0	10,384
Total assets	824,441	876,990	1,587,332
Current liabilities:
Accounts payable	294,182	175,832	314,769
Accrued expenses and other liabilities	280,190	267,835	140,840
Current derivative liabilities	420,600	2,280,000	0
Total current liabilities	994,972	2,723,667	455,609
Long-term liabilities:
Note payable, Net of Unamortized Discount	958,530	955,766	944,707
Accrued interest, net of current portion	125,000	100,000	0
Derivative liabilities, net of current portion	4,172,400	3,990,000	0
Total long-term liabilities	5,255,930	5,045,766	944,707
Total liabilities	6,250,902	7,769,433	1,400,316
Commitments and contingencies
Stockholders’ (deficit):
Common stock, $0.001 par value, 300,000,000 shares authorized, 76,076,487 and 72,076,487 shares issued and outstanding as of December 31, 2014 and September 30, 2014, respectively	76,076	72,051	60,145
Additional paid in capital	6,893,012	5,810,200	4,758,742
Accumulated Deficit	(12,395,549)	(12,774,694)	(4,631,871)
Total stockholders’ (deficit)	(5,426,461)	(6,892,443)	187,016
Total liabilities and stockholders' (deficit)	$ 824,441	$ 876,990	$ 1,587,332